Note 36 - Update as of April 29, 2020 (Tables)	12 Months Ended
Dec. 31, 2019
Acquisition of IPSCO [member]
Statement Line Items [Line Items]
Disclosure of detailed information about business combination [text block]
Fair value of acquired assets and liabilities:	$ million
Property, Plant and Equipment	506
Intangible assets	170
Working capital	144
Cash and Cash Equivalents	4
Other assets	46
Borrowings	(53)
Provisions	(27)
Other liabilities	(77)
Deferred tax liabilities	(3)
Net assets acquired	710